Interest Expense, net (Tables)	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Text Block [Abstract]
Summary of Interest Expense

The following details the components of interest expense for the periods presented (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	November 3, 2018	October 28, 2017	November 3, 2018	October 28, 2017
Interest on debt	$24,411	$40,537	$104,173	$119,849
Interest on capital lease and financing obligations	1,037	1,050	3,122	3,158
Debt issuance costs amortization	696	950	2,626	3,045
Original issue discount amortization	627	1,272	2,606	3,302
Loss on debt extinguishment and charges related to debt refinancing	6,246	(1,402)	25,405	21,061
Capitalized interest	12	(86)	(145)	(204)

Interest expense, net	$33,029	$42,321	$137,787	$150,211

The following details the components of interest expense for the periods presented (in thousands):

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Interest on debt	$127,273	$122,193	$163,210
Interest on capital lease and financing obligations	5,003	4,244	4,205
Debt issuance costs amortization	7,408	7,693	4,060
Original issue discount amortization	9,440	9,398	4,403
Charges related to debt refinancing	—	—	21,061
Capitalized interest	(1,288)	(68)	(215)
Unrealized loss on interest rate caps	2,257	73	—
Other interest income	—	(182)	—

Interest expense, net	$150,093	$143,351	$196,724